Share-based payment - Summary of Changes in Share-based Compensation Plan (Detail)	12 Months Ended
	Dec. 31, 2018 BRL (R$) Years	Dec. 31, 2017 BRL (R$) Years
Disclosure Of Share Based Compensation Plans [Line Items]
Number of outstanding share options, beginning balance	24,514,359	57,050,259
Options exercisable at the end of the period	24,514,359	35,160,265
Options outstanding but not exercisable		21,889,994
Canceled / Forfeited	(352,085)	(1,807,091)
Exercised	(21,072,675)	(30,728,809)
Closing balance	3,089,599	24,514,359
Options exercisable at the end of the period	3,089,599	24,514,359
Opening balance	R$ 25.21	R$ 24.63
Options exercisable at the end of the period	25.21	27.32
Options outstanding but not exercisable		20.30
Canceled / Forfeited (*)	29.29	27.41
Exercised	28.26	23.72
Closing balance	22.11	25.21
Options exercisable at the end of the period	22.11	25.21
Market value weighted average	33.98	28.04
Range of exercise prices granting 2010 - 2011 [Member] | Bottom of range [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting	14.47	14.47
Range of exercise prices granting 2010 - 2011 [Member] | Top of range [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Granting	R$ 29.51	R$ 27.54
Range of exercise prices granting 2012 [Member]
Disclosure Of Share Based Compensation Plans [Line Items]
Weighted average of remaining contractual life (years)	0.99	1.28
Variable compensation [Member]
Disclosure Of Share Based Compensation Plans [Line Items]
Number of outstanding share options, beginning balance	31,229,973	36,809,109
New	10,552,225	12,835,324
Delivered	(16,611,521)	(18,072,947)
Cancelled	(154,532)	(341,513)
Closing balance	25,016,145	31,229,973
Market value weighted average	R$ 34.04	R$ 25.49
Partner plan [member]
Disclosure Of Share Based Compensation Plans [Line Items]
Number of outstanding share options, beginning balance	51,074,441	53,193,569
New	9,912,356	10,562,936
Exercised	(11,597,420)	(11,284,577)
Cancelled	(518,195)	(1,397,487)
Closing balance	48,871,182	51,074,441
Weighted average of remaining contractual life (years) | Years	2.52	2.46
Market value weighted average	R$ 26.22	R$ 21.55